Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information Of Prepetition Liabilities [Abstract]
Summary of the Prepetition Liabilities Under Chapter 11
The prepetition liabilities of the 39 companies under chapter 11 as of May 10, 2020, and its update as of December 31, 2020 are the following:

December 31, 2020
Debt	4,200,663
Accounts payable	261,126
Accrued expenses	22
Provisions for legal claims	18,107
Provisions for return conditions	160,839
Other liabilities	330

4,641,087